Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories
Schedule of inventories
	December 31,	December 31,
	2014	2013
Raw materials	$2,688	$3,832
Work in progress	4,056	448
Finished goods	12,088	10,049
Total	$18,832	$14,329